8. INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2013
Income Taxes Tables
Provision for Federal income tax

	Canadian Year Ended August 31, 2013	United States Year Ended August 31, 2013	Canadian Year Ended August 31, 2012	United States Year Ended August 31, 2012
			Restated	Restated
Net income (loss) before taxes	$10,511,160	$(3,928,955)	$(60,775)	$(2,744,7108)

Statutory tax rates	30%	35%	30%	35%

Computed tax benefit (provision) at statuary rates	(3,153,348)	1,375,134	18,233	960,649
Net Operating Loss Carry Forward	373,499	1,515,240	---	---

Valuation Allowance	---	(2,890,374)	(18,233)	(960,649)
Provision for income taxes	$(2,779,849)	$––	$––	$––

Net deferred tax assets

	Canadian Year Ended August 31, 2013		United States Year Ended August 31, 2013			Canadian Year Ended August 31, 2012	United States Year Ended August 31, 2012
						Restated	Restated
Deferred income tax assets:
Impairment	$	---		$307,998	$	---		$307,998
Organization costs		---		68,312		---		76,732
Accrued salaries		---		36,242		---		---
US net operating loss carryforwards		---		1,339,258		---		545,564
Canadian net operating loss carryforwards		517,585		---		18,233		---
Stock Compensation		---		1,138,564		---		599,273
Total deferred income tax assets		517,585		2,890,374		18,233		1,529,567

Deferred income tax liabilities:
Gain on acquisition of assets		$(3,297,434)	$	---	$	---	$	---
Total deferred income tax liabilities		(3,297,434)		---		---		---

Total net deferred income tax asset (liability)		$(2,779,849)		$2,890,374		$18,233		$1,529,567
Less: valuation allowance		---		(2,890,374)		(18,233)		(1,529,567)
Deferred income tax asset (liability)		$(2,779,849)	$	---	$	---	$	---